Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Premiums	$ 15,305	$ 14,733	$ 17,031
Policy charges and fee income	113,472	53,611	69,199
Net investment income	77,556	77,044	69,944
Asset administration fees	21,630	11,084	7,114
Other income	3,253	4,915	4,779
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(7,483)	(21,164)	(14,461)
Other-than-temporary impairments on fixed maturity securities transferred to Other Comprehensive Income	7,215	18,612	8,391
Other realized investment gains (losses), net	(109,788)	59,567	19,584
Total realized investment gains (losses), net	(110,056)	57,015	13,514
TOTAL REVENUES	121,160	218,402	181,581
BENEFITS AND EXPENSES
Policyholders' benefits	27,226	(198)	26,062
Interest credited to policyholders' account balances	62,222	37,125	38,735
Amortization of deferred policy acquisition costs	90,046	8,662	16,370
General, administrative and other expenses	50,061	41,997	30,157
TOTAL BENEFITS AND EXPENSES	229,555	87,586	111,324
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(108,395)	130,816	70,257
Income Taxes:
Current	(715)	23,841	20,362
Deferred	(47,893)	15,967	(1,376)
Income tax (benefit) expense	(48,608)	39,808	18,986
NET INCOME (LOSS)	(59,787)	91,008	51,271
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(32)	(34)	60
Unrealized investment gains (losses) for the period	21,317	19,876	76,123
Reclassification adjustment for (gains) losses included in net income	6,397	6,670	5,436
Net unrealized investment gains (losses)	27,714	26,546	81,559
Other comprehensive income (loss), before tax:	27,682	26,512	81,619
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustment	(11)	(12)	21
Net unrealized investment gains	9,700	9,291	28,546
Total	9,689	9,279	28,567
Other comprehensive income (loss), net of tax:	17,993	17,233	53,052
COMPREHENSIVE INCOME (LOSS)	$ (41,794)	$ 108,241	$ 104,323